Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,774,210.40
Total Fee Amount	245.02
Total Offset Amount	0.00
Net Fee	$ 245.02
Offering Table N/A
Offset Table N/A	N/A